Share-based payment plan (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
All plans Materialise [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	1,681,000	1,401,852	1,579,955
Granted	0	350,000	18,180
Forfeited / Cancelled	(119,784)	(70,852)	(98,283)
Exercised	(102,856)	0	(98,000)
Outstanding at end of period	1,458,360	1,681,000	1,401,852
Exercisable at the end of period	0	0	0
2007-2013 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	435,096	439,896	555,896
Granted	0	0	0
Forfeited / Cancelled	(11,600)	(4,800)	(18,000)
Exercised	(102,856)	0	(98,000)
Outstanding at end of period	320,640	435,096	439,896
Exercisable at the end of period	0	0	0
IPO plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	727,599	772,859	828,342
Granted	0	0	18,180
Forfeited / Cancelled	(56,096)	(45,260)	(73,663)
Exercised	0	0	0
Outstanding at end of period	671,503	727,599	772,859
Exercisable at the end of period	0	0	0
IPO plan cash settled [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	168,305	189,097	195,717
Granted	0	0	0
Forfeited / Cancelled	(31,088)	(20,792)	(6,620)
Exercised	0	0	0
Outstanding at end of period	137,217	168,305	189,097
Exercisable at the end of period	0	0	0
2015 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	350,000	0	0
Granted	0	350,000	0
Forfeited / Cancelled	(21,000)	0	0
Outstanding at end of period	329,000	350,000	0
Exercisable at the end of period	0	0	0